RELATED PARTY TRANSACTIONS - Additional Information (Details) - Xiaomi	12 Months Ended
Dec. 31, 2023
Business corporation agreement
RELATED PARTY TRANSACTIONS
Related party transaction expiration	2025-03
Youpin commission sales agreement
RELATED PARTY TRANSACTIONS
Related party transaction, expire date	Dec. 31, 2021
Related party transaction renewed year	2022
Related party transaction agreement termination notice period	30 days